Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ (150,620)	$ 3,899,891	$ 2,350,148
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization		246,529	25,984
Allowance for doubtful accounts		35,000
Changes in operating assets and liabilities:
Accounts receivable, net		1,254,248	(1,700,318)
Accounts receivable - related party		74,763	(247,000)
Transaction monetary assets held for clients		(11,636,276)	(885,964)
Mark to market assets for open trading positions		(200,616)	(40,720)
Prepaid expenses and other current assets	(2,374)	(223,230)	(256,100)
Other assets, non-current		77,623	(78,955)
Accounts payable		(159,490)	9,658
Deposits payable		11,636,276	885,964
Mark to market liabilities for open trading positions		85,898	20,604
Advance from customers		(201,827)	201,827
Accrued expenses and other current liabilities	146,284	1,669,648	1,327,377
Income tax payable		5,110
Net cash provided by (used in) operating activities	(6,710)	6,563,547	1,612,505
Cash flows from investing activities
Purchase of property and equipment		(44,308)	(55,703)
Purchase of intangible assets		(1,359,382)	(1,731,146)
Net cash used in investing activities		(1,403,690)	(1,786,849)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	10	1,170,000	830,000
Proceeds from related parties	16,084	4,032,044	3,766,201
Repayments to related parties		(6,826,231)	(195,228)
Net cash provided by (used in) financing activities	16,094	(1,624,187)	4,400,973
Effect of exchange rate changes on cash and cash equivalents	(395)	(63,208)	(11,381)
Net change in cash and cash equivalents	8,989	3,472,462	4,215,248
Cash and cash equivalents, beginning of the period		4,224,237	8,989
Cash and cash equivalents, end of the period	8,989	7,696,699	4,224,237
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Ordinary shares issued with proceeds not received			1,170,000
Expenses paid by related parties	$ 22,634	$ 142,085	$ 352,301